ADVANCED SERIES TRUST

AST Marsico Capital Growth Portfolio

AST BlackRock Value Portfolio

Supplement dated July 15, 2013 to the
Prospectus of Advanced Series Trust, dated April 29, 2013, as amended June 28, 2013

This supplement should be read in conjunction with your Advanced Series Trust (“AST”) prospectus and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A.	AST Marsico Capital Growth Portfolio: New Subadvisory Arrangements and Name Change.

The Board of Trustees of AST approved (i) replacing Marsico as a subadviser to the AST Marsico Capital Growth Portfolio with Loomis Sayles & Company, L.P. (Loomis Sayles) and (ii) changing the name of the AST Marsico Capital Growth Portfolio to the AST Loomis Sayles Large-Cap Growth Portfolio. These changes are effective on or about July 15, 2013.

To reflect these changes, the AST Prospectus for the AST Marsico Capital Growth Portfolio is revised as follows:

I.	All references to Marsico are hereby deleted.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus is hereby deleted and replaced with the following:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

III.	The following information replaces the information relating to Marsico in the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Loomis, Sayles & Company, L.P.	Aziz Hamzaogullari	Vice President	July 2013
AST Investment Services, Inc.

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST Marsico Capital Growth Portfolio” is hereby deleted and replaced with the following:

AST Loomis Sayles Large-Cap Growth Portfolio

Investment Objective: capital growth. Income is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.

Principal Investment Policies:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Loomis Sayles employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. Loomis Sayles will consider selling a portfolio investment when it believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with its investment methodology, to meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which it may deem appropriate. The portfolio typically is comprised of 30-40 stocks.

V.	The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Marsico Capital Management, LLC (Marsico)” is hereby deleted and replaced with the following:

Loomis, Sayles & Company, L.P. (Loomis Sayles) Loomis Sayles, a registered investment adviser, is located at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is owned by Natixis Global Asset Management, L.P. (Natixis US). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of March 31, 2013, Loomis Sayles had approximately $191 billion in assets under management.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Marsico Capital Growth Portfolio” is hereby deleted and replaced with the following:

AST Loomis Sayles Large-Cap Growth Portfolio

Aziz Hamzaogullari. Mr. Hamzaogullari is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles Large-Cap Growth and All Cap Growth investment strategies, including the Loomis Sayles Growth Fund and the Natixis Actions U.S. Growth Fund (FCP). Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was the senior portfolio manager of the Evergreen Omega and Large Company Growth funds. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. He was head of Evergreen's Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager with Manning & Napier Advisors. He has 19 years of investment industry experience. Mr. Hamzaogullari received a BS from Bilkent University in Turkey, and an MBA from George Washington University.

B. AST BlackRock Value Portfolio: New Subadvisory Arrangements and Name Change.

The Board of Trustees of AST approved (i) replacing BlackRock Investment Management, LLC (BlackRock) as a subadviser to the AST BlackRock Value Portfolio with Herndon Capital Management, LLC and (ii) changing the name of the AST BlackRock Value Portfolio to the AST Herndon Large-Cap Value Portfolio. These changes are effective on or about July 15, 2013.

To reflect these changes, the AST Prospectus for the AST BlackRock Value Portfolio is revised as follows:

I.	All references to AST BlackRock Value Portfolio are hereby changed to AST Herndon Large-Cap Value Portfolio.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus is hereby deleted and replaced with the following:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio’s subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions.

III.	The following information replaces the information relating to BlackRock in the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Herndon Capital Management, LLC	Randell A. Cain Jr.	Principal/Portfolio Manager	July 2013
AST Investment Services, Inc.

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST BlackRock Value Portfolio” is hereby deleted and replaced with the following:

AST Herndon Large-Cap Value Portfolio

Investment Objective: maximum growth of capital by investing primarily in the value stocks of larger companies.

Principal Investment Policies:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio’s subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions. Herndon Capital Management, LLC (Herndon Capital) begins with a target universe, the Russell 1000® Index, and screens out securities in a two-step process. First, Herndon Capital identifies value creating opportunities by screening for stocks with 30% or more upside potential based on fundamental analysis. Second, Herndon Capital screens for quality and liquidity. In terms of quality, Herndon Capital screens out stocks that have a Standard & Poor’s quality ranking lower than C. In terms of liquidity, Herndon Capital screens out stocks with market capitalizations of less than $1 billion. Next, Herndon Capital applies traditional fundamental analysis to analyze a company’s profitability, soundness, and growth through an investigation of trends from the balance sheet, income statement, and cash flow statement.

Once Herndon Capital has identified potential value creating opportunities within each sector, it uses the relative number of value creating opportunities to determine sector over- and under-weights. Sectors weights may vary and factors that may influence sector weights include relative valuation, relative performance and targeted sector exposure. Herndon Capital approaches stock selection in a bottom up fashion and applies a similar technique to sector selection by over- or underweighting sectors that it believes have the most attractive opportunities in aggregate.

V.	The following is hereby added to the section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers”:

Herndon Capital Management, LLC (Herndon Capital) is an institutional investment management firm specializing in large and mid capitalization equity strategies. Founded and registered with the SEC in 2001, the firm is an affiliate of Atlanta Life Financial Group (ALFG), a 108 year old financial services firm. The firm began managing assets in June 2002. As of March 31, 2013, Herndon Capital had approximately $8.95 billion in assets under management.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST BlackRock Value Portfolio” is hereby deleted and replaced with the following:

AST Herndon Large-Cap Value Portfolio

The portfolio manager from Herndon Capital who will be primarily responsible for the day-to-day management of the Portfolio is Randell A. Cain Jr.

Randell A. Cain Jr. is the portfolio manager responsible for managing Herndon Capital’s Large Cap US Value Equity and Mid Cap US Value products. Mr. Cain is also one of the three portfolio managers responsible for managing the Large Cap US Core Equity product. Prior to joining Herndon Capital in June 2002, Mr. Cain spent 5 years at NCM Capital Management, LLC (NCM) managing large cap core equities while also analyzing the financial, basic material, energy, and utility sectors. In addition, from 2000-2002, he managed a $200 million large cap value portfolio at NCM. Mr. Cain’s experience includes equity and fixed income analysis at TradeStreet Investment Associates Inc. (a former subsidiary of Bank of America) and Putnam Investments Investment Management, LLC as well as a one-year fellowship with JP Morgan to gain experience in international investing. Mr. Cain received an MBA from Harvard Business School in 1994, a Bachelor of Industrial Engineering degree from the Georgia Institute of Technology in 1991, and an Interdisciplinary Bachelor of Science degree from Morehouse College in 1991. He also earned the Chartered Financial Analyst designation in 1997.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP9